INFORMATION ABOUT COMPONENTS OF EQUITY - Rizobacter Argentina (Details) - USD ($)		2 Months Ended	6 Months Ended	12 Months Ended
		Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016	Dec. 31, 2015
Financial position
Current assets			$ 87,767,823	$ 98,208,964	$ 85,342,852
Non-current assets			152,103,228	144,258,333	111,295,912
Total assets			239,871,051	242,467,297	196,638,764
Current liabilities			69,387,409	116,458,133	118,680,626
Non-current liabilities			93,244,576	63,914,298	44,824,482
Total liabilities			162,631,985	180,372,431	163,505,108
Equity attributable to controlling interest			35,841,621	47,301,863	13,713,484
Equity attributable to non-controlling interest			41,397,445	14,793,003	19,420,172
Total equity		$ 83,670,743	77,239,066	62,094,866	33,133,656	$ 83,670,743	$ 1,097,282
Total liabilities and equity			239,871,051	242,467,297	196,638,764
Summary statements of comprehensive income or loss
Revenues				160,605,296	133,542,704	41,169,249
Cost of sales			(29,613,158)	(86,964,881)	(77,094,551)	(30,598,956)
Gross margin				73,640,415	56,448,153	10,570,293
Research and development expenses			(1,990,268)	(3,689,391)	(3,950,100)	(853,854)
Selling, general and administrative expenses			(15,689,598)	(39,243,800)	(35,263,688)	(8,827,121)
Share of profit or loss of joint ventures and associates			(649,075)	1,012,486	(2,136,801)	(707,042)
Operating profit/(loss)			(1,002,537)	32,085,610	15,710,953	207,041
Finance results			(10,193,263)	(41,458,217)	(40,950,716)	(8,249,577)
Loss before income tax			(11,195,800)	(9,372,607)	(25,239,763)	(8,042,536)
Income tax benefit (expense)			2,817,251	(6,986,284)	10,928,517	1,860,647
Result for the year			(8,378,549)	(16,358,891)	(14,311,246)	(6,181,889)
Exchange differences on translation of foreign operations			(3,248,472)	5,240,151	(29,845,780)	(4,302,097)
Revaluation of property, plant and equipment, net of tax	[1]		1,843,847	(1,441,132)	8,381,618
Total comprehensive loss			$ (11,092,790)	$ (12,454,526)	$ (46,144,800)	$ (10,761,589)
Rizobacter Argentina
Summarized financial information
Proportion of ownership interests held by non-controlling interests			40.00%	20.00%	40.00%
Financial position
Current assets			$ 86,202,115	$ 115,546,951	$ 86,461,071
Non-current assets			113,906,651	47,418,450	48,295,110
Total assets			200,108,766	162,965,401	134,756,181
Current liabilities			60,192,036	100,590,919	88,270,487
Non-current liabilities			65,604,538	34,788,705	29,598,319
Total liabilities			125,796,574	135,379,624	117,868,806
Equity attributable to controlling interest			74,266,985	27,584,666	16,824,251
Equity attributable to non-controlling interest			45,207	1,111	63,124
Total equity			74,312,192	27,585,777	16,887,375
Total liabilities and equity			200,108,766	162,965,401	134,756,181
Summary statements of comprehensive income or loss
Revenues		36,739,496	44,458,442	156,741,933	129,798,271
Cost of sales		(26,818,086)	(27,494,324)	(85,287,771)	(71,699,144)
Gross margin		9,921,410	16,964,118	71,454,162	58,099,127
Research and development expenses		(555,676)	(1,711,089)	(2,367,727)	(2,902,235)
Selling, general and administrative expenses		(6,936,425)	(14,501,080)	(31,316,843)	(31,219,784)
Share of profit or loss of joint ventures and associates		(161,436)	(610,994)	1,071,297	(1,683,949)
Other income			53,928	286,626	524,672
Operating profit/(loss)		2,267,873	194,883	39,127,515	22,817,831
Finance results		(4,014,402)	(8,619,703)	(24,650,359)	(37,989,573)
Loss before income tax		(1,746,529)	(8,424,820)	14,477,156	(15,171,742)
Income tax benefit (expense)		(1,836,968)	2,333,310	(7,729,300)	3,275,077
Result for the year		(3,583,497)	(6,091,510)	6,747,856	(11,896,665)
Exchange differences on translation of foreign operations		(898,790)	202,981	17,197	(8,266,718)
Revaluation of property, plant and equipment, net of tax			2,032,872	(1,347,124)	14,079,875
Total comprehensive loss		$ (4,482,287)	$ (3,855,657)	$ 5,417,929	$ (6,083,508)

[1]	The tax effect of the revalution of property, plant and equipment was ($480,378), $4,513,179, $1,008,381 and nil for the years ended June 30, 2019 and 2018, the six-month transition period ended June 30,2017 and the year ended December 31, 2016 respectively.